UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    North Run Capital, LP
Address: One International Place
         Suite 2401
         Boston, Massachusetts  02110

13F File Number:  28-11182

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas B. Ellis and Todd B. Hammer
Title:     Members of North Run Advisors, LLC, GP of North Run Capital, LP
Phone:     617.310.6130

Signature, Place, and Date of Signing:

     Thomas B. Ellis     Boston, Massachusetts     August 14, 2006
     Todd B. Hammer      Boston, Massachusetts     August 14, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     28

Form13F Information Table Value Total:     $543,590 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AETHER HLDGS INC               COM              00809C106    11990  2180000 SH       SOLE                  2180000
AETNA INC NEW                  COM              00817Y108    30622   766900 SH       SOLE                   766900
ALLEGHENY ENERGY INC           COM              017361106    35161   948500 SH       SOLE                   948500
AMERIPRISE FINL INC            COM              03076C106    37014   828600 SH       SOLE                   828600
BEARINGPOINT INC               COM              074002106    32950  3936700 SH       SOLE                  3936700
BRISTOW GROUP INC              COM              110394103    29088   808000 SH       SOLE                   808000
CENVEO INC                     COM              15670S105    25405  1415300 SH       SOLE                  1415300
CORRECTIONS CORP AMER NEW      COM NEW          22025Y407    16528   312200 SH       SOLE                   312200
GATEWAY INC                    COM              367626108     7427  3909000 SH       SOLE                  3909000
GENTEK INC                     COM NEW          37245X203    12901   480500 SH       SOLE                   480500
MAIDENFORM BRANDS INC          COM              560305104    14426  1170000 SH       SOLE                  1170000
MASTEC INC                     COM              576323109    37479  2837200 SH       SOLE                  2837200
MCDERMOTT INTL INC             COM              580037109    49771  1094600 SH       SOLE                  1094600
MI DEVS INC                    CL A SUB VTG     55304X104     8908   262700 SH       SOLE                   262700
MIRANT CORP NEW                COM              60467R100    19162   715000 SH       SOLE                   715000
NOVELIS INC                    COM              67000X106    34604  1603500 SH       SOLE                  1603500
PW EAGLE INC                   COM              69366Y108     4536   150000 SH       SOLE                   150000
QUADRAMED CORP                 COM              74730W101     3267  1675373 SH       SOLE                  1675373
RELIANT ENERGY INC             COM              75952B105    34753  2900900 SH       SOLE                  2900900
S1 CORPORATION                 COM              78463B101     2815   586400 SH       SOLE                   586400
SOURCE INTERLINK COS INC       COM NEW          836151209    22197  1865300 SH       SOLE                  1865300
SPECIALTY UNDERWRITERS ALLIA   COM              84751T309     4898   733200 SH       SOLE                   733200
TAL INTL GROUP INC             COM              874083108    31282  1298000 SH       SOLE                  1298000
TALK AMERICA HLDGS INC         COM NEW          87426R202     7261  1173000 SH       SOLE                  1173000
THERMA-WAVE INC                COM              88343A108     4725  3606900 SH       SOLE                  3606900
UNITED RETAIL GROUP INC        COM              911380103    10887   701923 SH       SOLE                   701923
USA MOBILITY INC               COM              90341G103    11896   716638 SH       SOLE                   716638
VITRIA TECHNOLOGY              COM NEW          92849Q401     1637   576489 SH       SOLE                   576489